UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21098

Real Estate Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
     (800) 451-2010

Date of fiscal year end: December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                  REAL ESTATE

                                Income Fund Inc.

                              --------------------

                                [GRAPHIC OMITTED]

                                                              Semi-Annual Report
                                                              June 30, 2003

--------------------------------------------------------------------------------

================================================================================
                                 WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statements of Changes in Net Assets .......................................    9

Notes to Financial Statements .............................................   10

Financial Highlights ......................................................   15

Financial Data ............................................................   17

Additional Shareholder Information ........................................   18

Dividend Reinvestment Plan ................................................   19

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

                                                         [PICTURE OMITTED]

                                                         R. Jay Gerken, CFA

                                                         Chairman, President and
                                                         Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to contact Investor Relations at 1-888-735-6507. We have also included a separate Manager Commentary along with this report, which we hope will give you a better understanding of your Fund and its management.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

July 24, 2003


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   1

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

   As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 19. Below is a short summary of how the Plan works.

Plan Summary

   If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

   The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value ("NAV") per share on the date of determination, you will be issued shares at a price equal to the greater of (a) 98% of the NAVper share at the close of trading on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

   If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock on the determination date, the Plan Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

   If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Plan Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of (a) 98% of the NAV per share at the close of trading on the Exchange on the determination date or 95% of their current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

   To find out more detailed information about the Plan and about how you can participate, please call American Stock Transfer & Trust Company at 1-877-366-6441.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2                                        2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                                June 30, 2003
================================================================================

  SHARES                                      SECURITY                                            VALUE
==========================================================================================================
COMMON STOCK -- 72.2%
Apartments -- 11.4%
   160,000      Apartment Investment and Management Co., Class A Shares                       $  5,536,000
    36,500      Archstone-Smith Trust                                                              876,000
   200,000      Camden Property Trust                                                            6,990,000
   185,000      Gables Residential Trust                                                         5,592,550
   100,000      Mid-America Apartment Communities, Inc.                                          2,701,000
   275,000      Summit Properties Inc.                                                           5,678,750
----------------------------------------------------------------------------------------------------------
                                                                                                27,374,300
----------------------------------------------------------------------------------------------------------
Diversified -- 6.5%
   150,000      Crescent Real Estate Equities Co.                                                2,491,500
   200,000      iStar Financial Inc.                                                             7,300,000
   330,000      Lexington Corporate Properties, Inc.                                             5,841,000
----------------------------------------------------------------------------------------------------------
                                                                                                15,632,500
----------------------------------------------------------------------------------------------------------
Healthcare -- 8.2%
   120,000      Health Care Property Investors, Inc.                                             5,082,000
   260,000      Healthcare Realty Trust Inc.                                                     7,579,000
   511,700      Senior Housing Properties Trust                                                  6,938,652
----------------------------------------------------------------------------------------------------------
                                                                                                19,599,652
----------------------------------------------------------------------------------------------------------
Industrial -- 2.1%
   185,000      EastGroup Properties, Inc.                                                       4,995,000
----------------------------------------------------------------------------------------------------------
Industrial/Office - Mixed -- 6.4%
   207,500      Kilroy Realty Corp.                                                              5,706,250
   208,000      Liberty Property Trust                                                           7,196,800
   120,000      Reckson Associates Realty Corp.                                                  2,503,200
----------------------------------------------------------------------------------------------------------
                                                                                                15,406,250
----------------------------------------------------------------------------------------------------------
Lodging/Resorts -- 1.9%
   146,000      Hospitality Properties Trust                                                     4,562,500
----------------------------------------------------------------------------------------------------------
Manufactured Housing -- 1.1%
    90,000      Chateau Communities, Inc.                                                        2,663,100
----------------------------------------------------------------------------------------------------------
Office -- 16.7%
   225,000      Arden Realty Group, Inc.                                                         5,838,750
   177,000      CarrAmerica Realty Corp.                                                         4,922,370
    72,000      Glenborough Realty Trust Inc.                                                    1,378,800
   260,000      Highwoods Properties, Inc.                                                       5,798,000
   720,000      HRPT Properties Trust                                                            6,624,000
   174,000      Mack-Cali Realty Corp.                                                           6,330,120
    50,000      Maguire Properties, Inc.                                                           962,500
   275,000      Prentiss Properties Trust                                                        8,247,250
----------------------------------------------------------------------------------------------------------
                                                                                                40,101,790
----------------------------------------------------------------------------------------------------------
Regional Malls -- 5.2%
   170,200      Crown American Realty Trust                                                      1,827,948
   246,000      Glimcher Realty Trust                                                            5,510,400
   148,100      The Macerich Co.                                                                 5,202,753
----------------------------------------------------------------------------------------------------------
                                                                                                12,541,101
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   3

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                      SECURITY                                            VALUE
==========================================================================================================
Retail - Free Standing -- 1.0%
   135,000      Commercial Net Lease Realty, Inc.                                             $  2,327,400
----------------------------------------------------------------------------------------------------------
Shopping Centers -- 9.9%
   169,500      Equity One, Inc.                                                                 2,779,800
   290,000      Heritage Property Investment Trust                                               7,853,200
   250,000      New Plan Excel Realty Trust Inc.                                                 5,337,500
   198,200      Ramco-Gershenson Properties Trust                                                4,618,060
   100,000      Tanger Factory Outlet Centers, Inc.                                              3,308,000
----------------------------------------------------------------------------------------------------------
                                                                                                23,896,560
----------------------------------------------------------------------------------------------------------
Specialty -- 1.8%
    12,100      American Financial Realty Trust                                                    180,411
   145,000      Entertainment Properties Trust                                                   4,168,750
----------------------------------------------------------------------------------------------------------
                                                                                                 4,349,161
----------------------------------------------------------------------------------------------------------
                TOTAL COMMON STOCK
                (Cost -- $156,795,858)                                                         173,449,314
==========================================================================================================
PREFERRED STOCK -- 27.5%
Apartments -- 2.8%
                Apartment Investment and Management Co.:
    75,000         9.375% Cumulative, Class G                                                    2,073,750
   115,000         10.000% Cumulative, Class R                                                   3,133,750
    60,000      United Dominion Realty Trust, Inc., 8.600% Cumulative Redeemable,
                   Series B                                                                      1,626,000
----------------------------------------------------------------------------------------------------------
                                                                                                 6,833,500
----------------------------------------------------------------------------------------------------------
Diversified -- 1.3%
   109,400      Crescent Real Estate Equities Co., 9.500% Cumulative Redeemable,
                   Series B                                                                      3,063,200
----------------------------------------------------------------------------------------------------------
Industrial -- 1.1%
    75,000      Keystone Property Trust, 9.125% Cumulative Redeemable, Series D                  2,083,125
    20,000      ProLogis Trust, 7.920% Cumulative Redeemable, Series D                             504,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,587,125
----------------------------------------------------------------------------------------------------------
Lodging/Resorts -- 4.7%
   220,000      Boykin Lodging Co., 10.500% Cumulative, Class A                                  5,775,000
    90,000      FelCor Lodging Trust Inc., 9.000% Cumulative Redeemable, Series B                1,987,200
   105,000      Hospitality Properties Trust, 8.875% Cumulative Redeemable,
                   Series B                                                                      2,840,250
    26,000      LaSalle Hotel Properties, 10.250% Cumulative Redeemable, Series A                  717,600
----------------------------------------------------------------------------------------------------------
                                                                                                11,320,050
----------------------------------------------------------------------------------------------------------
Office -- 5.4%
    35,000      Alexandria Real Estate Equities, Inc., 9.100% Cumulative Redeemable,
                   Series B                                                                        988,750
    90,000      Equity Office Properties Trust, 7.750% Cumulative Redeemable,
                   Series G                                                                      2,493,000
    45,800      Highwoods Properties, Inc., 8.000% Cumulative Redeemable, Series B               1,144,084

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                        2003 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

  SHARES                                      SECURITY                                            VALUE
==========================================================================================================
Office -- 5.4% (continued)
                HRPT Properties Trust:
   255,600         8.750% Cumulative Redeemable, Series B                                      $ 7,041,780
    50,000         9.875% Cumulative Redeemable, Series A                                        1,380,000
----------------------------------------------------------------------------------------------------------
                                                                                                13,047,614
----------------------------------------------------------------------------------------------------------
Regional Malls -- 3.1%
     6,000      Crown America Realty Trust, 11.000% Sr. Cumulative, Series A                       353,700
                The Mills Corp.:
    35,000         8.750% Cumulative Redeemable, Series E                                          940,625
    91,700         9.000% Cumulative Redeemable, Series B                                        2,521,750
    32,700      Simon Property Group, Inc., 7.890%, Cumulative Step-Up
                   Premium Rate, Series G                                                        1,733,100
    75,000      Taubman Centers, Inc., 8.300% Cumulative Redeemable, Series A                    1,886,250
----------------------------------------------------------------------------------------------------------
                                                                                                 7,435,425
----------------------------------------------------------------------------------------------------------
Retail - Free Standing -- 1.0%
    85,000      Commercial Net Lease Realty, Inc., 9.000% Sr. Cumulative, Series A               2,339,200
----------------------------------------------------------------------------------------------------------
Self Storage -- 0.4%
    35,000      Public Storage, Inc., 8.000% Cumulative, Series R                                  943,250
----------------------------------------------------------------------------------------------------------
Shopping Centers -- 7.7%
                Developers Diversified Realty Corp.:
    25,000         8.000% Cumulative Redeemable, Class G                                           653,750
   130,000         8.600% Cumulative Redeemable, Class F                                         3,491,800
    25,000         9.375% Cumulative Redeemable, Series A                                          634,500
   131,000      Federal Realty Investment Trust, 8.500% Cumulative Redeemable, Series B          3,563,200
    75,000      New Plan Excel Realty Trust, Inc., 7.625% Cumulative Redeemable, Series E        1,995,000
    65,000      Ramco-Gershenson Properties Trust, 9.500% Cumulative
                   Redeemable, Series B                                                          1,790,750
    63,000      Urstadt Biddle Properties Inc., 8.500% Sr. Cumulative Redeemable,
                   Series C+                                                                     6,288,188
----------------------------------------------------------------------------------------------------------
                                                                                                18,417,188
----------------------------------------------------------------------------------------------------------
                TOTAL PREFERRED STOCK
                (Cost -- $62,200,613)                                                           65,986,552
==========================================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   5

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2003
================================================================================

   FACE
  AMOUNT                                      SECURITY                                           VALUE
==========================================================================================================
REPURCHASE AGREEMENT -- 0.3%
$  650,000      Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at maturity --
                   $650,019; (Fully collateralized by various U.S. government and agency obligations, 3.500% to 11.250% due 11/15/04 to 2/15/26;
                   Market value -- $663,000) (Cost -- $650,000)                               $    650,000
==========================================================================================================
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $219,646,471*)                                                       $240,085,866
==========================================================================================================

+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        2003 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $219,646,471)                             $240,085,866
   Cash                                                                              540
   Dividends and interest receivable                                           1,561,627
   Receivable for securities sold                                              1,230,922
----------------------------------------------------------------------------------------
   Total Assets                                                              242,878,955
----------------------------------------------------------------------------------------
LIABILITIES:
   Payable for open interest rate swap contracts (Note 6)                      2,795,554
   Payable for securities purchased                                            1,069,200
   Management fee payable                                                        113,559
   Interest payable on swaps (Note 6)                                             20,862
   Dividends payable to Taxable Auction Rate Preferred Stockholders               14,934
   Accrued expenses                                                               97,983
----------------------------------------------------------------------------------------
   Total Liabilities                                                           4,112,092
----------------------------------------------------------------------------------------
Series M Taxable Auction Rate Preferred Stock (2,600 shares authorized
   and issued and outstanding at $25,000 per share) (Note 5)                  65,000,000
----------------------------------------------------------------------------------------
Total Net Assets                                                            $173,766,863
========================================================================================
NET ASSETS:
   Par value of capital shares                                              $     10,968
   Capital paid in excess of par value                                       155,203,537
   Undistributed net investment income                                           588,313
   Accumulated net realized gain from investment transactions                    320,204
   Net unrealized appreciation of investments and swaps                       17,643,841
----------------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $15.84 a share on 10,968,345 shares of $0.001
   par value outstanding; 100,000,000 capital shares authorized)            $173,766,863
========================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   7

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
   Dividends                                                       $  9,129,580
   Interest                                                               9,222
--------------------------------------------------------------------------------
   Total Investment Income                                            9,138,802
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                              987,605
   Interest expense                                                     618,331
   Auction fees (Note 5)                                                 84,641
   Audit and legal                                                       64,572
   Shareholder communications                                            34,272
   Directors' fees                                                       27,461
   Rating agency fees                                                     9,883
   Shareholder servicing fees                                             9,806
   Custody                                                                7,838
   Other                                                                 18,000
--------------------------------------------------------------------------------
   Total Expenses                                                     1,862,409
   Less: Management fee waiver (Note 2)                                (351,148)
--------------------------------------------------------------------------------
   Net Expenses                                                       1,511,261
--------------------------------------------------------------------------------
Net Investment Income                                                 7,627,541
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND SWAPS (NOTES 3 AND 6):
   Realized Gain From Investment Transactions
   (excluding short-term investments):
      Proceeds from sales                                            22,402,497
      Cost of securities sold                                        22,103,245
--------------------------------------------------------------------------------
   Net Realized Gain                                                    299,252
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           20,195,709
--------------------------------------------------------------------------------
Net Gain on Investments and Swaps                                    20,494,961
--------------------------------------------------------------------------------
Dividends to Taxable Auction Rate Preferred Stockholders               (438,308)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $27,684,194
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        2003 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2003 (unaudited) and the Period Ended December 31, 2002

                                                                        2003             2002+
=================================================================================================
OPERATIONS:
  Net investment income                                             $  7,627,541     $  5,419,170
  Net realized gain                                                      299,252          373,420
  Increase (decrease) in net unrealized appreciation                  20,195,709       (3,614,035)
  Dividends to Taxable Auction Rate
     Preferred Stockholders                                             (438,308)        (281,955)
-------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              27,684,194        1,896,600
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income                                               (6,963,284)      (3,319,261)
  Net realized gains                                                          --         (745,891)
  Capital                                                                     --         (491,641)
-------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions Paid to
     Common Stock Shareholders                                        (6,963,284)      (4,556,793)
-------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Underwriting commissions and expenses for the issuance
     of Taxable Auction Rate Preferred Stock (Note 5)                         --         (953,750)
  Net proceeds from sale of shares                                            --      152,956,500
  Net asset value of shares issued for reinvestment of dividends       2,658,349          945,047
-------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                  2,658,349      152,947,797
-------------------------------------------------------------------------------------------------
Increase in Net Assets                                                23,379,259      150,287,604

NET ASSETS:
  Beginning of period                                                150,387,604          100,000
-------------------------------------------------------------------------------------------------
  End of period*                                                    $173,766,863     $150,387,604
=================================================================================================
* Includes undistributed net investment income of:                  $    588,313     $  1,446,853
=================================================================================================

+     For the period July 31, 2002 (commencement of operations) to December 31,
      2002.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   9

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Real Estate Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) fixed-income securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividend income is recorded on the ex-dividend date; the Fund pays dividends to shareholders monthly from net investment income and capital gains, if any at least annually. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(l) the net


--------------------------------------------------------------------------------
10                                       2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

asset value of the Fund's Common Stock is determined by dividing the value of Fund's assets less all of its liabilities including the liquidation preference of the Fund's Taxable Auction Rate Preferred Stock by the total number of Common Shares outstanding; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Citi Fund Management Inc. ("CFM"), an affiliate of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays CFM a management fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. For purposes of calculating the advisory fee, the liquidation value of the preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

In addition, CFM has contractually agreed to waive a portion of its management fee in the amount of 0.32% for the first 5 years of the Fund's operations, 0.20% in year 6 and 0.10% in year 7. For the six months ended June 30, 2003, CFM waived a portion of its management fee amounting to $351,148.

CFM has entered into a sub-investment advisory agreement with AEW Management and Advisors, L.P. ("AEW"). AEW is primarily responsible for overseeing the day-to-day investment operations of the Fund. CFM pays AEW a fee at an annual rate equal to: (a) for the first 5 years of the Fund's operation, 0.40% of the first $100 million of the Fund's Managed Assets (which includes assets attributable to Preferred shares and the principal amount of borrowing), 0.35% of the next $100 million of the Fund's Managed Assets and 0.30% of the Fund's Managed Assets in excess of $200 million; and (b) starting 5 years after the commencement of the Fund's operations, 50% of the management fee paid by the Fund to CFM net of any waivers. For the six months ended June 30, 2003, AEW waived certain fees pending recoupment of certain costs incurred by CFM in connection with the initial public offering of the Fund.

For the six months ended June 30, 2003, Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., an indirect wholly-owned subsidiary of Citigroup, received brokerage commissions of $3,500.

All officers but one and one Director of the Fund are employees of Citigroup or its affiliates.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  11

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $25,177,818
--------------------------------------------------------------------------------
Sales                                                                22,402,497
================================================================================

At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $22,216,367
Gross unrealized depreciation                                        (1,776,972)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $20,439,395
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Taxable Auction Rate Preferred Stock

The underwriting discount of $650,000 and offering expenses of $303,750 associated with the Taxable Auction Rate Preferred Stock ("TARPS") offering were recorded as a reduction of the capital paid in excess of par value of common stock. The TARPS' dividends are cumulative at a rate determined at an auction and the dividend period will typically be seven days. The dividend rates ranged from 1.17% to 1.46% for the six months ended June 30, 2003.

The TARPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The TARPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends.


--------------------------------------------------------------------------------
12                                       2003 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

The Fund is required to maintain certain asset coverages with respect to the TARPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the TARPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends.

CGM also currently acts as a broker/dealer in connection with the auction of TARPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the TARPS that the broker/dealer places at the auction. For the six months ended June 30, 2003, CGM earned $80,674 as the broker/ dealer.

6. Swap Contracts

The Fund has entered into interest rate swap agreements with Merrill Lynch Capital Services, Inc. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the One-Month LIBOR. These differences are netted out in a cash settlement made monthly, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty.

As of June 30, 2003, the Fund entered into the following interest rate swap agreements:

Swap Counterparty:                          Merrill Lynch Capital Services, Inc.
Effective Date:                             11/25/02
Notional Amount:                            $6,500,000
Payments Made by Fund:                      Fixed Rate, 2.9325%
Payments Received by Fund:                  Floating Rate (One-Month LIBOR)
Termination Date:                           11/25/05
Unrealized Depreciation as of 6/30/03:      $(203,918)
                                            =========

Swap Counterparty:                          Merrill Lynch Capital Services, Inc.
Effective Date:                             11/25/02
Notional Amount:                            $26,000,000
Payments Made by Fund:                      Fixed Rate, 3.6335%
Payments Received by Fund:                  Floating Rate (One-Month LIBOR)
Termination Date:                           11/25/07
Unrealized Depreciation as of 6/30/03:      $(1,338,605)
                                            ===========


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  13

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Swap Counterparty:                          Merrill Lynch Capital Services, Inc.
Effective Date:                             11/25/02
Notional Amount:                            $19,500,000
Payments Made by Fund:                      Fixed Rate, 4.1170%
Payments Received by Fund:                  Floating Rate (One-Month LIBOR)
Termination Date:                           11/25/09
Unrealized Depreciation as of 6/30/03:      $(1,253,031)
                                            ===========

At June 30, 2003, the Fund had total unrealized depreciation of $2,795,554 from swap contracts.

7. Capital Shares

Capital stock transactions were as follows:

                                        Six Months Ended              Period Ended
                                         June 30, 2003              December 31, 2002+
                                     ----------------------     -------------------------
                                     Shares        Amount         Shares        Amount
=========================================================================================
Shares sold                               --             --     10,706,995   $152,956,500
Shares issued on reinvestment        191,641     $2,658,349         69,709        945,047
-----------------------------------------------------------------------------------------
Net Increase                         191,641     $2,658,349     10,776,704   $153,901,547
=========================================================================================

+     For the period July 31, 2002 (commencement of operations) to December 31,
      2002.


--------------------------------------------------------------------------------
14                                       2003 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise indicated:

                                                           2003(1)       2002(2)
================================================================================
Net Asset Value, Beginning of Period                        $13.95       $14.30
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(3)                                    0.70         0.51
  Net realized and unrealized gain (loss)                     1.87        (0.31)
  Dividends to Taxable Auction
    Rate Preferred Stockholders                              (0.04)       (0.03)
--------------------------------------------------------------------------------
Total Income From Operations                                  2.53         0.17
--------------------------------------------------------------------------------
Underwriting Commissions and Expenses for the Issuance
  of Taxable Auction Rate Preferred Stock                       --        (0.09)
--------------------------------------------------------------------------------
Distributions Paid To Common Stock
Shareholders From:
  Net investment income                                      (0.64)       (0.31)
  Net realized gains                                            --        (0.07)
  Capital                                                       --        (0.05)
--------------------------------------------------------------------------------
Total Distributions                                          (0.64)       (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $15.84       $13.95
--------------------------------------------------------------------------------
Total Return, Based on Market Price++(4)                     13.90%        3.59%
--------------------------------------------------------------------------------
Total Return, Based on Net Asset Value++(4)                  18.81%        0.69%
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                          $173,767     $150,388
--------------------------------------------------------------------------------
Ratios to Average Net Assets+(5):
  Expenses(3)                                                 1.95%        1.11%
  Net investment income                                       9.84         8.91
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                         10%          13%
--------------------------------------------------------------------------------
Market Price, End of Period                                 $15.25       $14.01
================================================================================

(1)   For the six months ended June 30, 2003 (unaudited).
(2) For the period July 31, 2002 (commencement of operations) to December 31, 2002.
(3) The Manager has agreed to waive a portion of its management fees for the six months ended June 30, 2003 and for the period ended December 31, 2002. In addition, the manager has reimbursed the Fund for $20,000 in expenses for the period ended December 31, 2002. If such fees were not waived and/or expenses reimbursed, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                           Expense Ratios Without
               Per Share Decreases to        Fees Waivers and/or
                Net Investment Income           Reimbursement
               ----------------------      ----------------------
                  2003        2002             2003        2002
                 -----       -----            -----       -----
                 $0.03       $0.03            2.40%+      1.55%+

(4) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5) Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  15

================================================================================
Financial Highlights (continued)
================================================================================

The table below sets out information with respect to Taxable Auction Rate Preferred Stock:

                                                                         2003(1)
================================================================================
Taxable Auction Rate Preferred Stock(2):
  Total Amount Outstanding (000s)                                        $65,000
  Asset Coverage Per Share                                                91,833
  Involuntary Liquidating Preference Per Share(3)                         25,000
  Average Market Value Per Share(3)                                       25,000
================================================================================

(1)   As of June 30, 2003 (unaudited).
(2) On September 30, 2002, the Fund issued 2,600 shares of Taxable Auction Rate Preferred Stock at $25,000 a share.
(3)   Excludes accrued interest or accumulated undeclared dividends.


--------------------------------------------------------------------------------
16                                       2003 Semi-Annual Report to Shareholders

================================================================================
Financial Data (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                                     Income         Dividend
Record               NYSE           Net Asset       Dividends     Reinvestment
Date             Closing Price        Value           Paid            Price
================================================================================
2002
  September 24      $13.89           $14.11          $0.1063         $13.83
  October 22         12.57            13.00           0.1063          12.67
  November 25        13.64            13.75           0.1063          13.48
  December 23        13.94            13.82           0.1063          13.54

2003
  January 28         13.40            13.34           0.1063          13.07
  February 25        14.13            13.59           0.1063          13.42
  March 25           14.21            14.00           0.1063          13.72
  April 22           14.65            14.75           0.1063          14.46
  May 27             14.88            15.42           0.1063          15.03
  June 24            14.87            15.33           0.1090          15.02
================================================================================


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  17

================================================================================
Additional Shareholder Information (unaudited)
================================================================================

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Real Estate Income Fund Inc. was held on April 10, 2003, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

1. Election of Directors

                          Common
                          Shares           Common        Preferred     Preferred
                           Voted           Shares         Shares        Shares
Nominees                    For           Withheld          For        Withheld
--------                ----------        --------       ---------     ---------
Allan J. Bloostein      10,686,724         79,949          2,600           0
Dwight B. Crane         10,687,124         79,549          2,600           0
Paolo M. Cucchi             N/A              N/A           2,600           0
Robert A. Frankel       10,686,724         79,949          2,600           0
R. Jay Gerken           10,687,124         79,549          2,600           0
Paul Hardin                 N/A              N/A           2,600           0
William R.
  Hutchinson            10,687,124         79,549          2,600           0
George M. Pavia         10,686,724         79,949          2,600           0


--------------------------------------------------------------------------------
18                                       2003 Semi-Annual Report to Shareholders

================================================================================
Dividend Reinvestment Plan (unaudited)
================================================================================

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company ("AST"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in Common Shares or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in Common Shares. When the market price of the Common Shares is equal to or exceeds 98% of the net asset value per share of the Common Shares on the Determination Date (as defined below), Plan participants will be issued Common Shares valued at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Determination Date or (b) 95% of the market price per share of the common stock on the Determination Date. The Determination Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share. You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 922 Wall Street Station, New York, New York 10269-0560, by logging


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  19

================================================================================
Dividend Reinvestment Plan (unaudited) (continued)
================================================================================

onto your account and following the directions at www.Investpower.com or by calling the Plan Agent at 1-877-366-6441. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares.

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Shares in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to Common Shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Shares or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to deduct brokerage commissions actually incurred for this transaction from the proceeds. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038, by logging onto your account and following the directions at www.Investpower.com or by telephone at 1-877-366-6441.

                          ----------------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


--------------------------------------------------------------------------------
20                                       2003 Semi-Annual Report to Shareholders

[GRAPHIC OMITTED]

   Real Estate
 Income Fund Inc.

DIRECTORS

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, CFA
  Chairman
Paul Hardin
William R. Hutchinson
George M. Pavia

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kennedy
Vice President and
Investment Officer

Matthew A. Troxell, CFA
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place
Stamford, Connecticut 06902

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

This report is intended only for the shareholders of the Real Estate Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

            RIT
---------------------------
           Listed
---------------------------
            NYSE
THE NEW YORK STOCK EXCHANGE

REAL ESTATE INCOME
FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD02814 8/03
03-4962

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Real Estate Income Fund Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Real Estate Income Fund Inc.

Date: August 29, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Real Estate Income Fund Inc.

Date: August 29, 2003

By:   /s/ Richard Peteka
      (Richard Peteka)
      Chief Financial Officer of
      Real Estate Income Fund Inc.

Date: August 29, 2003